Share based compensation - Summary of the Group's share based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 91,367	$ 13,247	¥ 810,178	¥ 59,476
General and administrative expenses
Share-based compensation
Share-based compensation expense	29,089	4,217	367,498	15,939
Research and development expenses
Share-based compensation
Share-based compensation expense	62,972	9,130	386,035	¥ 43,537
Fulfilment expenses
Share-based compensation
Share-based compensation expense	39	6	8,102
Selling and marketing expenses
Share-based compensation
Share-based compensation expense	¥ (733)	$ (106)	¥ 48,543